Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business segment.

Goodwill by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Consolidated
Balance at Dec. 31, 2020	$7,033	1,423	$9,040	$17,496
Acquisitions (dispositions)	87	12	(5)	94
Foreign currency translation	(58)	—	(20)	(78)
Balance at Dec. 31, 2021	$7,062	$1,435	$9,015	$17,512
Impairment losses	—	—	(680)	(680)
Dispositions	(13)	—	(434)	(447)
Foreign currency translation	(76)	(11)	(148)	(235)
Balance at Dec. 31, 2022
Goodwill	6,973	1,424	8,433	16,830
Accumulated impairment losses	—	—	(680)	(680)
Net goodwill	$6,973	$1,424	$7,753	$16,150

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business segment.

Intangible assets – net carrying amount by business segment (in millions)	Securities Services	Market and Wealth Services	Investment and Wealth Management	Other	Consolidated
Balance at Dec. 31, 2020	$194	$414	$1,555	$849	$3,012
Acquisitions (dispositions)	70	—	(6)	—	64
Amortization	(32)	(21)	(29)	—	(82)
Foreign currency translation	(2)	(1)	—	—	(3)
Balance at Dec. 31, 2021	$230	$392	$1,520	$849	$2,991
Disposition	—	—	(1)	—	(1)
Amortization	(33)	(8)	(26)	—	(67)
Foreign currency translation	(4)	—	(18)	—	(22)
Balance at Dec. 31, 2022	$193	$384	$1,475	$849	$2,901

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2022				Dec. 31, 2021
(dollars in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Securities Services	$731	$(539)	$192	11 years	$747	$(518)	$229
Customer contracts—Market and Wealth Services	280	(267)	13	3 years	378	(356)	22
Customer relationships—Investment and Wealth Management	553	(461)	92	8 years	568	(456)	112
Other	41	(9)	32	14 years	47	(8)	39
Total subject to amortization	1,605	(1,276)	329	10 years	1,740	(1,338)	402
Not subject to amortization: (b)
Tradenames	1,290	N/A	1,290	N/A	1,294	N/A	1,294
Customer relationships	1,282	N/A	1,282	N/A	1,295	N/A	1,295
Total not subject to amortization	2,572	N/A	2,572	N/A	2,589	N/A	2,589
Total intangible assets	$4,177	$(1,276)	$2,901	N/A	$4,329	$(1,338)	$2,991
(a)    Excludes fully amortized intangible assets.
(b)    Intangible assets not subject to amortization have an indefinite life.
N/A – Not applicable.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2023	$57
2024	49
2025	43
2026	34
2027	28